Notes Related to the Consolidated Statements of Financial Position (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Schedule of Other Intangibles Assets

(amounts in thousands of euros)	Other intangible assets	TOTAL
GROSS VALUE
As of December 31, 2016	209	209
Increase	25	25
Decrease	-	-
As of December 31, 2017	234	234
Increase	3	3
Decrease	—	—
Reclassification	1,596	1,596
As of December 31, 2018	1,833	1,833
Increase	16	16
Decrease	—	—
FX rate impact	(0)	(0)
Reclassification	28	28
As of December 31, 2019	1,876	1,876

ACCUMULATED AMORTIZATION AND DEPRECIATION
As of December 31, 2016	(152)	(152)
Increase	(29)	(29)
Decrease	-	-
As of December 31, 2017	(181)	(181)
Increase	(39)	(39)
Decrease	—	—
As of December 31, 2018	(220)	(220)
Increase	(1,053)	(1,053)
Decrease	—	—
FX rate impact	0	0
As of Decemner 31, 2019	(1,273)	(1,273)

NET VALUE
As of December 31, 2016	57	57
As of December 31, 2017	53	53
As of December 31, 2018	1,613	1,613
As of December 31, 2019	603	603

Schedule of Property, Plant and Equipment

(amounts in thousands of euros)	Assets under construction	Plant, equipment and tooling	General equipment, fixtures and fittings	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2016	862	1,824	1,466	532	4,684
Increase	868	270	389	137	1,664
Decrease	—	—	—	—	—
As of December 31, 2017	1,730	2,094	1,855	669	6,348
Increase	13,425	490	152	155	14,222
Decrease	—	—	—	—	—
Reclassification	(1,596)	—	—	—	(1,596)
As of December 31, 2018	13,559	2,584	2,007	824	18,974
Increase	630	1,557	9,489	387	12,063
Decrease	(21)	(106)	(437)	(112)	(676)
FX rate impact	268	(8)	(62)	2	200
Reclassification	(13,357)	779	11,389	70	(1,120)
As of December 31, 2019	1,078	4,806	22,385	1,171	29,440

ACCUMULATED DEPRECIATION
As of December 31, 2016	—	(1,406)	(908)	(125)	(2,439)
Increase	—	(165)	(208)	(130)	(503)
Decrease	—	—	—	—	—
As of December 31, 2017	—	(1,571)	(1,116)	(255)	(2,942)
Increase	—	(248)	(355)	(155)	(758)
Decrease	—	—	—	—	—
Reclassification	—	(5)	—	5	—
As of December 31, 2018	—	(1,824)	(1,471)	(405)	(3,700)
Increase	—	(469)	(1,148)	(180)	(1,797)
Decrease	—	85	437	112	634
FX rate impact	—	0	0	(2)	(2)
Reclassification	—	988	61	7	1,056
As of December 31, 2019	—	(1,219)	(2,121)	(469)	(3,808)

NET VALUE
As of December 31, 2016	862	418	558	407	2,245
As of December 31, 2017	1,730	523	739	414	3,406
As of December 31, 2018	13,559	760	536	419	15,274
As of December 31, 2019	1,078	3,587	20,264	702	25,632

Schedule of Right of use

(amounts in thousands of euros)	Buildings	Plant, equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE
As of December 31, 2018	—	—	—	—	—
First application of IFRS 16	7,397	—	47	—	7,443
Increase	4,088	—	34	—	4,121
Decrease	(355)	(20)	—	—	(375)
FX rate impact	108	—	—	—	108
Reclassification	—	974	—	118	1,092
As of December 31, 2019	11,237	954	80	118	12,389

ACCUMULATED DEPRECIATION
As of December 31, 2018	—	—	—	—	—
Increase	(1,304)	—	(23)	(39)	(1,366)
Decrease	16	20	—	—	36
FX rate impact	3	—	—	—	3
Reclassification	—	(974)	—	(79)	(1,053)
As of December 31, 2019	(1,286)	(954)	(23)	(118)	(2,380)

NET VALUE
As of December 31, 2018	—	—	—	—	—
As of December 31, 2019	9,952	—	58	—	10,009

Schedule of Other financial assets

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Deposits related to leased premises	168	446	475
Advance payments to suppliers	—	510	226
Other	67	91	17
Total other non-current financial assets	234	1,046	718
Advance payments to suppliers	—	—	28
Other	—	—	13
Total other current financial assets	—	—	41

Schedule of Inventories
(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Raw materials	176	1,396	358
Total inventory	176	1,396	358

Schedule of Trade and Other Receivables

4.5 Trade receivables and other current assets

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Trade and other receivables	76	30	36
Total trade and other receivables	76	30	36
Research Tax Credit	3,326	7,701	3,917
Tax and social receivables (e.g VAT) and other receivables	1,114	1,949	1,871
Cash to be received from bank related to exercise of warrants	23	—	—
Prepaid expenses	1,327	4,461	2,188
Total other current assets	5,791	14,111	7,975

Summary of Cash and Cash Equivalents

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Current account	174,525	118,371	68,066
Term deposits	11,000	16,000	5,107
Total cash and cash equivalents as reported in statement of financial position	185,525	134,371	73,173
Bank overdrafts	(11)	—	—
Total cash and cash equivalents as reported in statement of cash flow	185,514	134,371	73,173

Summary of Details of Provisions

(in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Provision for retirement indemnities	214	347	506
Provisions - non-current portion	214	347	506
Other provisions	—	—	71
Provisions - current portion	—	—	71

The change in the provision for retirement indemnities is as follows:

(amounts in thousands of euros)
As of December 31, 2016	163
Service costs	57
Financial costs	2
Actuarial gains and losses	(8)
As of December 31, 2017	214
Service costs	75
Financial costs	3
Actuarial gains and losses	55
As of December 31, 2018	347
Service costs	115
Financial costs	5
Actuarial gains and losses	38
As of December 31, 2019	506

Estimate of the Retirement Commitments

As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	12/31/2017	12/31/2018	12/31/2019
Discount rate	1.30%	1.57%	0.77%
Wage increase	2%	2%	2%
Social welfare contribution rate - non executive employees	44%	44%	36%
- executive employees	54%	54%	50%
- executive management	54%	55%	52%
Expected staff turnover - non executive and executive employees	Medium - High	Medium - High	High
- executive management	High	Low	Low
Age of retirement	65 - 67 years	65 - 67 years	65 - 67 years
Mortality table	INSEE 2014	INSEE 2014	INSEE 2018

Summary of Financial Liabilities by Type

Financial liabilities by type

(amounts in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Conditional advances	1,182	1,181	1,321
Bank loans	1,534	799	62
Financial liabilities related to finance leases	116	39	—
Bank overdrafts	11	—	—
Other	—	—	38
Total financial liabilities	2,843	2,019	1,421

Summary of Financial Liabilities by Maturity

Financial liabilities by maturity

December 31, 2017 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances	—	—	—	1,182	1,182
Bank loans	735	799	—	—	1,534
Financial liabilities related to finance leases	79	37	—	—	116
Bank overdrafts	11	—	—	—	11
Total financial liabilities	825	836	—	1,182	2,843

December 31, 2018 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances	—	—	—	1,181	1,181
Bank loans	737	62	—	—	799
Financial liabilities related to finance leases	39	—	—	—	39
Total financial liabilities	776	62	—	1,181	2,019

December 31, 2019 (in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances	—	—	—	1,321	1,321
Bank loans	62	—	—	—	62
Other	—	—	38	—	38
Total financial liabilities	62	—	38	1,321	1,421

Schedule of Conditional Advances

4.9.2 Conditional advances

(amounts in thousands of euros)	Reimbursable advances
Financial liabilities as of December 31, 2016	1,181
Interests	—
Financial liabilities as of December 31, 2017	1,181
Interests	—
Financial liabilities as of December 31, 2018	1,181
Interests	140
Financial liabilities as of December 31, 2019	1,321

Summary of Lease liabilities

(in thousands of euros)	Lease liabilities
As of December 31, 2018	—
First application of IFRS 16	7,734
Allowance received from a lessor (1)	1,866
Increase without cash impact (2)	4,121
Repayment	(978)
Decrease without cash impact (2)	(339)
FX rate impact	108
Capitalized interests	149
Reclassification	42
As of December 31, 2019	12,703

(1)	Allowance received for fixture and fittings for Princeton manufacturing facility.
(2)	Linked to the partial relocation of the French team in new facilities in July and a decrease in the rental space of a building lease of the previous property lease.

Summary of Lease Liabilities By Maturity

Lease liabilities by maturity

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
As of December 31, 2018	—	—	—	—	—
As of December 31, 2019	1,425	3,411	2,525	5,342	12,703

Summary of Trade Payables and Other Current Liabilities

(in thousands of euros)	12/31/2017	12/31/2018	12/31/2019
Vendors	4,966	13,402	5,074
Vendors - accruals	3,211	3,253	8,701
Other	(101)	—	—
Total trade and other payables	8,076	16,655	13,775
Social liabilities, taxation and social security	2,706	3,148	3,628
Fixed assets payables	—	—	726
Deferred revenue	—	16	61
Other payables	—	53	96
Total other current liabilities	2,706	3,217	4,510

Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss)

As of December 31, 2017 (amounts in thousands of euros)	Carrying amount on the statement of financial position	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Other non-current financial assets	234		234		234
Trade and other receivables	76		76		76
Other current assets	5,790		5,790		5,790
Cash and cash equivalents	185,525	185,525			185,525
Total financial assets	191,626	185,525	6,100	—	191,626
Financial liabilities - non current portion	2,019			2,019	2,019
Financial liabilities - current portion	824			824	824
Trade and other payables	8,076			8,076	8,076
Total financial liabilities	10,919	—	—	10,919	10,919

As of December 31, 2018 (amounts in thousands of euros)	Carrying amount on the statement of financial position	Fair value through profit and loss	Fair value through other comprehensive income	Loans and receivables	Debt at amortized cost	Fair value
Other non-current financial assets	1,046			1,046		1,046
Trade and other receivables	30			30		30
Other current assets	14,111			14,111		14,111
Cash and cash equivalents	134,371	134,371				134,371
Total financial assets	149,557	134,371	—	15,187	—	149,557
Financial liabilities - non current portion	1,243				1,243	1,243
Financial liabilities - current portion	776				776	776
Trade and other payables	16,655				16,655	16,655
Total financial liabilities	18,674	—	—	—	18,674	18,674

As of December 31, 2019 (amounts in thousands of euros)	Carrying amount on the statement of financial position	Fair value through profit and loss	Fair value through other comprehensive income	Loans and receivables	Debt at amortized cost	Fair value
Other non-current financial assets	718			718		718
Other current financial assets	41			41		41
Trade and other receivables	36			36		36
Other current assets	5,788			5,788		5,788
Cash and cash equivalents	73,173	73,173				73,173
Total financial assets	79,756	73,173	—	6,583	—	79,756
Financial liabilities - non current portion	1,321				1,321	1,321
Lease liabilities - non current portion	11,278				11,278	11,278
Financial liabilities - current portion	99				99	99
Lease liabilities - current portion	1,425				1,425	1,425
Trade and other payables	13,775				13,775	13,775
Other current liabilities	4,449				4,449	4,449
Total financial liabilities	32,348	—	—	—	32,348	32,348

(1)	The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)	Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 measurements.
(3)	The fair value of financial liabilities is determined using level 1 measurements.
(4)	The fair value of lease liabilities is determined using level 2 measurements.